Intangibles (Details Narrative) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill	$ 1,500	$ 1,500
Amortization of intangible assets	$ 1,000	$ 1,800	$ 900